Share based compensation - Fair value of options granted that are estimated using binomial model (Details) - 2021 Option Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share based compensation
Risk-free rate of return, minimum	1.63%	1.20%
Risk-free rate of return, maximum	3.83%	1.65%
Volatility, minimum	44.18%	44.03%
Volatility, maximum	45.07%	44.47%
Expected dividend yield	0.00%	0.00%
Expected terms	10 years	10 years
Minimum [Member]
Share based compensation
Fair value of underlying ordinary share	$ 7.57	$ 6.99
Maximum [Member]
Share based compensation
Fair value of underlying ordinary share	$ 9.30	$ 7.55